Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Springleaf Financial Services Retirement Plan
Benefit Plans
Minimum eligibility age to participate in the plan	21 years
Continuous service period required to participate in the plan	12 months
Vesting period	5 years
Normal retirement age	65 years
Maximum credited service period	44 years
CommoLoCo Retirement Plan
Benefit Plans
Minimum eligibility age to participate in the plan	21 years
Continuous service period required to participate in the plan	1 year
Springleaf Retiree Medical and Life Insurance Plan
Benefit Plans
Minimum eligibility age to participate in the plan	55 years
Continuous service period required to participate in the plan	10 years
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements		$ 4
Curtailment gain		$ (2)
CommoLoCo Retiree Life Insurance Plan
Benefit Plans
Minimum eligibility age to participate in the plan	55 years
Continuous service period required to participate in the plan	10 years